Impairment test (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal		$ 2,063.4	$ 137.0	$ (2,063.4)
Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal	[1]	1,598.7	96.7
Containers and handling equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal	[1]	391.8	27.9
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal		9.1
Other intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal	[1]	$ 63.8 [2]	$ 12.4

[1]	Comprised of owned and right-of-use assets.
[2]	Impairment loss in the amount of US$ 28.5 million was included in Other operating expenses.